Restatement of the Consolidated Statements of Cash Flows (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Disclosure of restatement of the consolidated statements of cash flows

	Three months ended June 30, 2021
	As previously reported	Restatement	As restated
Operating Activities
Net earnings	$4,291	$—	$4,291
Items not requiring cash and cash equivalents:
Depreciation and amortization	21,389	—	21,389
Equity earnings from associates and joint ventures	(187)	—	(187)
Deferred income taxes (Note 11)	1,361	—	1,361
Share-based compensation expense (Note 13)	3,158	—	3,158
Gain on sale of property, plant and equipment (Note 4)	(63)	—	(63)
Impairment on rental equipment (Note 4)	—	485	485

	29,949	485	30,434
Net change in working capital and other (Note 16)	(403)	(15,641)	(16,044)

Cash provided by operating activities	$29,546	$(15,156)	$14,390

Investing Activities
Additions to:
Property, plant and equipment (Note 4)	$(1,426)	$—	$(1,426)
Rental equipment (Note 4)	(14,641)	—	(14,641)
Proceeds on disposal of:
Property, plant and equipment (Note 4)	77	—	77
Rental equipment (Note 4)	59	90	149
Change in other assets	3,895	(3,895)	—
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	—	16,032	16,032

Cash provided by (used in) investing activities	$(12,036)	$12,227	$191

	Three months ended June 30, 2021
	As previously reported	Restatement	As restated
Financing Activities
Repayment of long-term debt (Note 9)	$(23,093)	$23,093	$—
Net repayment of the Bank Facility (Note 9)	—	(22,106)	(22,106)
Net proceeds from the Asset-Based Facility (Note 9)	—	43,714	43,714
Repayment of the Notes (Note 9)	—	(40,000)	(40,000)
Lease liability principal repayment (Note 10)	(3,151)	—	(3,151)
Lease interest (Note 10)	(757)	757	—
Dividends paid	(1,794)	—	(1,794)
Debt refinancing and transaction costs	—	(892)	(892)

Cash used in financing activities	$(28,795)	$4,566	$(24,229)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(385)	$(1,637)	$(2,022)
Decrease in cash and cash equivalents	(11,670)	—	(11,670)
Cash and cash equivalents, beginning of period	110,642	—	110,642

Cash and cash equivalents, end of period	$98,972	$—	$98,972

	Six months ended June 30, 2021
	As previously reported	Restatement	As restated
Operating Activities
Net earnings	$7,294	$—	$7,294
Items not requiring cash and cash equivalents:
Depreciation and amortization	42,461	—	42,461
Equity earnings from associates and joint ventures	225	—	225
Deferred income taxes (Note 11)	(3,159)	—	(3,159)
Share-based compensation expense (Note 13)	8,425	—	8,425
Gain on sale of property, plant and equipment (Note 4)	(38)	—	(38)
Impairment on rental equipment (Note 4)	—	485	485

	55,208	485	55,693
Net change in working capital and other (Note 16)	34,289	(17,015)	17,274

Cash provided by operating activities	$89,497	$(16,530)	$72,967

Investing Activities
Additions to:
Property, plant and equipment (Note 4)	$(2,745)	$—	$(2,745)
Rental equipment (Note 4)	(25,970)	—	(25,970)
Proceeds on disposal of:
Property, plant and equipment (Note 4)	77	—	77
Rental equipment (Note 4)	587	431	1,018
Change in other asset s	5,336	(5,336)	—
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	—	15,241	15,241

Cash used in investing activities	$(22,715)	$10,336	$(12,379)

	Six months ended June 30, 2021
	As previously reported	Restatement	As restated
Financing Activities
Repayment of long-term debt (Note 9)	$(50,916)	$50,916	$—
Net repayment of the Bank Facility (Note 9)	—	(46,865)	(46,865)
Net proceeds from the Asset-Based Facility (Note 9)	—	43,714	43,714
Repayment of the Notes (Note 9)	—	(40,000)	(40,000)
Lease liability principal repayment (Note 10)	(6,487)	—	(6,487)
Lease interest (Note 10)	(1,550)	1,550	—
Dividends pai d	(3,587)	—	(3,587)
Debt refinancing and transaction costs (Note 16)	—	(1,047)	(1,047)

Cash used in financing activities	$(62,540)	$8,268	$(54,272)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(946)	$(2,074)	$(3,020)
In crease in cash and cash equivalents	3,296	—	3,296
Cash and cash equivalents, beginning of period	95,676	—	95,676

Cash and cash equivalents, end of period	$98,972	$—	$98,972

		Year ended December 31, 2021
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$(18,455)	$—	$(18,455)
Items not requiring cash and cash equivalents:
Depreciation and amortization	87,622	—	87,622
Equity earnings from associate and joint venture	(671)	—	(671)
Deferred income taxes (Note 20)	43,422	—	43,422
Share-based compensation expense (Note 24)	12,937	—	12,937
Gain on disposal of property, plant and equipment (Note 9)	(135)	—	(135)
Impairment on PP&E and rental equipment (Note 9)	—	537	537

	124,720	537	125,257
Net change in working capital and other (Note 30)	100,435	(17,498)	82,937

Cash provided by operating activities	$225,155	$(16,961)	$208,194

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(5,154)	$—	$(5,154)
Rental equipment (Note 9)	(52,187)	—	(52,187)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	220	—	220
Rental equipment (Note 9)	3,692	978	4,670
Change in other assets	(10,101)	10,101	—
Investment in associates and joint ventures	—	(130)	(130)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	—	3,720	3,720

Cash used in investing activities	$(63,530)	$14,669	$(48,861)

Financing Activities
Repayment of long-term debt (Note 18 )	$(59,476)	$59,476	$—
Net repayment of the Bank Facility (Note 18 )	—	(53,891)	(53,891)
Net proceeds from the Asset-Based Facility (Note 18 )	—	36,916	36,916
Repayment of the Senior Notes (Note 18 )	—	(40,000)	(40,000)
Lease liability principal repayment (Note 19)	(14,215)	—	(14,215)
Lease interest (Note 19)	(3,029)	3,029	—
Dividends	(7,171)	—	(7,171)
Debt refinancing and transaction costs (Note 30)	—	(2,095)	(2,095)

Cash provided by (used in) financing activities	$(83,891)	$3,435	$(80,456)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(652)	$(1,143)	$(1,795)
Increase (decrease) in cash and cash equivalents	77,082	—	77,082
Cash and cash equivalents, beginning of period	95,676	—	95,676

Cash and cash equivalents, end of period	$172,758	$—	$172,758

		Year ended December 31, 2020
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$88,257	$—	$88,257
Items not requiring cash and cash equivalents:
Depreciation and amortization	85,265	—	85,265
Equity earnings from associate and joint venture	(1,995)	—	(1,995)
Deferred income taxes (Note 20)	14,174	—	14,174
Share-based compensation expense (Note 24)	1,816	—	1,816
Gain on disposal of property, plant and equipment (Note 9)	(45)	—	(45)
Impairment on property, plant and equipment and rental equipment (Note 9)	—	2,607	2,607

	187,472	2,607	190,079
Net change in working capital and other (Note 30)	32,776	24,454	57,230

Cash provided by operating activities	$220,248	$27,061	$247,309

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(9,874)	$—	$(9,874)
Rental equipment (Note 9)	(123,879)	—	(123,879)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	115	—	115
Rental equipment (Note 9)	3,121	1,471	4,592
Change in other assets	(7,242)	7,242	—
Investment in associates and joint ventures	—	(1,939)	(1,939)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	—	(39,512)	(39,512)

Cash used in investing activities	$(137,759)	$(32,738)	$(170,497)

Financing Activities
Repayment of long-term debt (Note 18 )	$(41,697)	$41,697	$—
Net repayment of the Bank Facility (Note 18 )	—	(40,081)	(40,081)
Lease liability principal repayment (Note 19)	(12,770)	—	(12,770)
Lease interest (Note 19)	(3,371)	3,371	—
Dividends	(24,212)	—	(24,212)
Debt refinancing and transaction costs (Note 30)	—	(258)	(258)

Cash provided by (used in) financing activities	$(82,050)	$4,729	$(77,321)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(1,018)	$948	$(70)
Increase (decrease) in cash and cash equivalent s	(579)	—	(579)
Cash and cash equivalents, beginning of period	96,255	—	96,255

Cash and cash equivalents, end of period	$95,676	$—	$95,676

		Year ended December 31, 2019
($ Canadian thousands)	As previously reported	Re-statement	As restated
Operating Activities
Net earnings (loss)	$152,128	$—	$152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	86,559	—	86,559
Equity earnings from associate and joint venture	(1,692)	—	(1,692)
Deferred income taxes (Note 20)	31,476	—	31,476
Share-based compensation expense (Note 24)	7,749	—	7,749
Gain on disposal of property, plant and equipment (Note 9)	(302)	—	(302)
Impairment on property, plant and equipment and rental equipment (Note 9)	—	26,414	26,414

	275,918	26,414	302,332
Net change in working capital and other (Note 30)	(221,749)	(13,662)	(235,411)

Cash provided by operating activities	$54,169	$12,752	$66,921

Investing Activities
Additions to:
Property, plant and equipment (Note 9)	$(46,322)	$—	$(46,322)
Rental equipment (Note 9)	(217,068)	—	(217,068)
Proceeds on disposal of:
Property, plant and equipment (Note 9)	9,205	—	9,205
Rental equipment (Note 9)	4,454	1,988	6,442
Change in other assets	26,911	(26,911)	—
Investment in associates and joint ventures	—	(3,630)	(3,630)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	—	1,542	1,542

Cash used in investing activities	$(222,820)	$(27,011)	$(249,831)

Financing Activities
Repayment of long-term debt (Note 18 )	$(15,748)	$15,748	$—
Net repayment of the Bank Facility (Note 18 )	—	(812)	(812)
Lease liability principal repayment (Note 19)	(12,551)	—	(12,551)
Lease interest (Note 19)	(2,586)	2,586	—
Dividends	(37,548)	—	(37,548)
Stock option exercises	7,453	—	7,453
Debt refinancing and transaction costs (Note 30)	—	(780)	(780)

Cash used in financing activities	$(60,980)	$16,742	$(44,238)

Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	$(978)	$(2,483)	$(3,461)
Increase (decrease) in cash and cash equivalents	(230,609)	—	(230,609)
Cash and cash equivalents, beginning of period	326,864	—	326,864

Cash and cash equivalents, end of period	$96,255	$—	$96,255